Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 42,594	$ 49,005	$ 6,479
Deferred	(2,526)	(1,743)	(667)
Income tax expense	$ 40,068	$ 47,262	$ 5,812
Effective tax rate	18.80%	19.10%	6.80%